Investments	12 Months Ended
Dec. 31, 2024
Schedule of Investments [Abstract]
Investments
4.	INVESTMENTS
Short-term Investments
As of December 31, 2023 and 2024, the Group’s short-term investments primarily comprised of deposits in commercial banks with maturities between three months and one year and wealth management products issued by commercial banks and other financial institutions.
During the years ended December 31, 2022, 2023 and 2024, the Group recorded interest income from its short-term investments of RMB4.5 billion, RMB5.1 billion and RMB3.9 billion (US$527 million) in the consolidated statements of comprehensive income, respectively.
Short-term investments classification as of December 31, 2023 and 2024 were shown as below:

	As of December 31, 2023
	Cost or amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	166,999	835	(94)	—	—	167,740
Available-for-sale debt investments	1,642	—	—	29	—	1,671

	As of December 31, 2024
	Cost or amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Trading gains	Trading losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Held-to-maturity debt investments	96,639	370	(97)	—	—	—	—	96,912	13,277
Available-for-sale debt investments	5,912	—	—	42	—	—	—	5,954	816
Trading debt investments	15	—	—	—	—	—	—	15	2

Long-term Investments
The following table sets forth a breakdown of the categories of long-term investments held by the Group as of the dates indicated:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	9,610	8,586	1,176
Equity investments without readily determinable fair value using the NAV practical expedient	942	727	100
Equity investments without readily determinable fair value using the measurement alternative	8,093	4,150	569
Available-for-sale debt investments	3,682	6,360	871
Equity method investments	20,789	17,517	2,400
Investments accounted for at fair value	4,841	4,381	600

Total long-term investments	47,957	41,721	5,716

Equity investments at fair value with readily determinable fair value
Equity investments at fair value with readily determinable fair value represent investments in the equity securities of publicly listed companies, for which the Group does not have significant influence.
Equity investments without readily determinable fair value
The Group accounted for private equity funds of which the Group does not have the ability to exercise significant influence using the NAV practical expedient in accordance with ASC 820. For equity investments without readily determinable fair value and do not qualify for the NAV practical expedient, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any in accordance with ASC 321. Impairment charges recognized on equity investments without readily determinable fair value were RMB2,456 million, RMB753 million and RMB292 million (US$40 million) for the years ended December 31, 2022, 2023 and 2024, respectively.
The total carrying value of equity investments without readily determinable fair value that do not qualify for the NAV practical expedient held as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Initial cost basis	13,586	9,083	1,244
Cumulative unrealized gains	3,099	1,193	163
Cumulative unrealized losses (including impairment)	(8,592)	(6,126)	(838)

Total carrying value	8,093	4,150	569

Total unrealized and realized gains and losses of equity investments without readily determinable fair values that do not qualify for the NAV practical expedient for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Gross unrealized gains	218	571	32	4
Gross unrealized losses (including impairment) (i)	(2,418)	(744)	(292)	(40)

Net unrealized losses on equity investments held	(2,200)	(173)	(260)	(36)
Net realized gains on equity investments sold	90	251	38	5

Total net (losses) gains recognized	(2,110)	78	(222)	(31)

(i)	Gross unrealized losses (downward adjustments excluding impairment) were nil, RMB8 million and nil for the years ended December 31, 2022, 2023 and 2024, respectively.
Equity method investments
The carrying amount of the Group’s equity method investments were RMB20.8 billion and RMB17.5 billion (US$2.4 billion) as of December 31, 2023 and 2024, respectively. For the years ended December 31, 2022, 2023 and 2024, the impairment recognized for equity method investments were RMB569 million, RMB62 million and RMB26 million (US$4 million), respectively.
For the years ended December 31, 2023 and 2024, the Group recognized share of losses from equity method investments of RMB3.8 billion and RMB691 million (US$95 million), respectively. In 2023, one of the equity method investees modified certain terms of its preferred shares issued and the Group recognized RMB3.0 billion losses from this investee mainly as a result of the modification.
Equity Investment in Trip.com International, Ltd. (“Trip”) (formally known as Ctrip)
The Group disposed of an aggregate of 10 million and 13 million American Depositary Shares of Trip in 2023 and 2024, respectively, and recognized disposal gains of RMB1.4 billion and RMB1.9 billion, respectively.
As of December 31, 2023 and 2024, after the partial disposal of the investment in Trip, the Group held approximately 9% and 7% equity interest in Trip, respectively, and the Group can actively participate in the operating and financing policies of Trip through its one seat on Trip’s board of directors with a total of eight members. Accordingly, the Group was considered to have significant influence over Trip and accounts for its remaining investment as an equity method investment in accordance with ASC 323. As of December 31, 2024, the Group’s investments in Trip had a fair value of RMB23.0 billion (US$3.2 billion), based on the closing share price.
Equity Investment in Jidu Auto Inc. (“Jidu”)
In January 2021, the Group entered into an agreement with Zhejiang Geely Holding Group (“Geely”) to establish Jidu to produce intelligent electric vehicles. In 2022, the Group purchased the ordinary shares with amount of US$371 million including common stock of US$171 million and in-substance
common stock of US$200 million, and preferred shares with amount of US$193 million. In 2023, the Group purchased the Series C Warrant of Jidu with amount of RMB650 million giving rights to acquire 14,443,320 Series C Preferred Shares. After the exercise of such warrants, the Group will hold an equity interest of 51.14%.
However, considering the substantive participating rights held by Geely, the Group accounts for its investment of the ordinary shares as an equity method investment in accordance with ASC 323. Furthermore, the Group accounts for its investment of the preferred shares and Series C Warrant as an equity investment without readily determinable fair value in accordance with ASC 321.
Equity Investment in Du Xiaoman
After finishing a series of legal restructuring and recapitalization of the financial services business (“Du Xiaoman”), the Group retained 41% of Du Xiaoman’s shares on a fully diluted basis, and accounted for it as an equity method investment in accordance with ASC 323, as the Group retained significant influence over Du Xiaoman.
As of December 31, 2023 and 2024, in addition to the aforementioned equity method investments, the Group held other equity method investments through its subsidiaries or VIEs and over which the Group had significant influence.
For the year ended December 31, 2024, equity method investments held by the Group in aggregate have met the significance criteria as defined under
Rule 4-08(g) of
Regulation S-X.
Financial information for the Group’s equity method investments are summarized as a group as follow:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Current assets	271,407	313,687	42,975
Non-current assets	154,364	148,546	20,351
Current liabilities	227,894	237,535	32,542
Non-current liabilities	30,226	31,428	4,306
Noncontrolling interests	2,461	2,638	361

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	42,123	60,042	88,904	12,180
Gross profit	23,925	40,304	56,675	7,764
Income from operations	617	8,120	11,670	1,599
Net (loss) income	(1,292)	9,544	13,317	1,824
Net (loss) income attributable to the investees	(1,239)	9,493	13,156	1,802
Investments accounted for at fair value
Long-term equity investments in unlisted companies held by consolidated investment companies are accounted for at fair value in accordance with ASC
946-320.
These investments are carried at fair value with realized or unrealized gains and losses recorded in “Others, net” in the consolidated statements of comprehensive income.

The methodology used in the determination of fair values for held-to-maturity
debt investments,
available-for-sale
debt investments, equity investments with readily determinable fair values and other investments accounted for at fair value are disclosed in Note 26.
Long-term investments classification, excluding equity method investments and equity investments without readily determinable fair value, as of December 31, 2023 and 2024 are shown as below:

	As of December 31, 2023
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Equity investments at fair value with readily determinable fair value	14,716	1,698	(6,804)	9,610
Available-for-sale debt investments	4,360	455	(1,133)	3,682
Investments accounted for at fair value	2,547	2,942	(648)	4,841

	As of December 31, 2024
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	13,303	1,198	(5,915)	8,586	1,176
Available-for-sale debt investments	6,819	629	(1,088)	6,360	871
Investments accounted for at fair value	2,558	2,580	(757)	4,381	600
Available-for-sale
debt investments
Majority of the
available-for-sale
debt investments are convertible debt instruments issued by private companies and investments in preferred shares that are redeemable at the Group’s option, which are measured at fair value. Investments in preferred shares that are redeemable at the Group’s option have no contractual maturity date.
The following table summarizes the estimated fair value of
available-for-sale
debt investments, classified by the contractual maturity date of the investments:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	1,793	246
Due in 1 year through 5 years	2,154	870	119
Not due at a single maturity date	1,528	3,697	506

Total	3,682	6,360	871